RIGHT OF USE ASSETS	3 Months Ended
Mar. 31, 2023
RIGHT OF USE ASSETS

12. RIGHT OF USE ASSETS

Total
Cost
Balance at December 31, 2022 and March 31, 2023	$683,117

Accumulated depreciation
Balance at December 31, 2021	$215,011
Charge for the year	123,360
Balance at December 31, 2022	$338,371
Charge for the period	30,840
Balance at March 31, 2023	$369,211

Net book value:
December 31, 2022	$344,746
March 31, 2023	$313,906